Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interest risk factor [line items]
Loans and financing	$ 3,647.6	$ 4,198.5	$ 3,759.9	$ 3,759.9	$ 4,229.9
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	403.1
Net impact	$ 403.1
Rates considered	6.40%
Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 62.3
Loans and financing	(68.0)
Net impact	$ (5.7)
Rates considered	2.87%
TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (1.9)
Net impact	$ (1.9)
Rates considered	6.56%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (12.6)
Net impact	$ (12.6)
Rates considered	3.28%
-50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.9)
Loans and financing	1.0
Net impact	$ 0.1
Rates considered	1.43%
-50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.1
Net impact	$ 0.1
Rates considered	3.49%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (6.0)
Net impact	$ (6.0)
Rates considered	4.91%
-25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.5)
Loans and financing	$ 0.5
Rates considered	2.14%
-25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	5.24%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.6
Net impact	$ 0.6
Rates considered	6.55%
Probable scenario [member] | Libor [member]
Disclosure of interest risk factor [line items]
Rates considered	2.86%
Probable scenario [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	6.98%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 7.2
Net impact	$ 7.2
Rates considered	8.19%
+25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.4
Loans and financing	(0.5)
Net impact	$ (0.1)
Rates considered	3.57%
+25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	8.73%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 13.8
Net impact	$ 13.8
Rates considered	9.83%
+50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.9
Loans and financing	(1.0)
Net impact	$ (0.1)
Rates considered	4.29%
+50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.1)
Net impact	$ (0.1)
Rates considered	10.47%